Investor Report
Mercedes-Benz Auto Lease Trust 2014-A
Collection Period Ended

Amounts in USD
30-Jun-2014
Dates
Interest Period of the Class A-1, A-2b Notes (from... to)
Collection Period (from... to)
3
15-Jul-2014 Payment Date
30-Jun-2014 1-Jun-2014
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... to)
11-Jul-2014
Record Date 14-Jul-2014
30
29 15-Jul-2014 16-Jun-2014
15-Jul-2014 15-Jun-2014
Summary
Balance
Beginning Ending Principal
Payment
Principal per $1000
Face Amount
Initial Note
Factor Balance Balance
256,797,623.95 216,079,682.72 Class A-1 Notes 103.607993 393,000,000.00 0.549821 40,717,941.23
405,000,000.00 405,000,000.00 Class A-2A Notes 0.000000 405,000,000.00 1.000000 0.00
405,000,000.00 405,000,000.00 Class A-2B Notes 0.000000 405,000,000.00 1.000000 0.00
564,290,000.00 564,290,000.00 Class A-3 Notes 0.000000 564,290,000.00 1.000000 0.00
220,000,000.00 220,000,000.00 Class A-4 Notes 0.000000 220,000,000.00 1.000000 0.00
1,851,087,623.95
Total Note Balance
1,987,290,000.00
1,810,369,682.72
40,717,941.23
Overcollateralization 423,638,076.51 423,638,076.51
Total Securitization Value
2,379,989,193.90
392,699,193.90
present value of lease payments
present value of Base Residual Value
2,274,725,700.46
2,234,007,759.23
1,551,881,695.57 1,546,737,203.77
833,251,990.13 720,346,684.55 682,126,063.66
1,554,379,015.91
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount Percentage
423,638,076.51 17.80%
392,699,193.90 16.50%
423,638,076.51 17.80%
Interest Payment
Interest per Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount Interest Rate $1000 Face Amount
Class A-1 Notes 0.200000% 0.105275 40,759,314.18 103.713268 41,372.95
Class A-2A Notes 0.480000% 0.400000 162,000.00 0.400000 162,000.00
Class A-2B Notes 0.331750% 0.267243 108,233.44 0.267243 108,233.44
Class A-3 Notes 0.680000% 0.566667 319,764.33 0.566667 319,764.33
Class A-4 Notes 0.900000% 0.750000 165,000.00 0.750000 165,000.00
$41,514,311.95
Total
796,370.72

Investor Report
Mercedes-Benz Auto Lease Trust 2014-A
Collection Period Ended

Amounts in USD
30-Jun-2014
Lease Payments Received
Net Sales Proceeds-early terminations (including Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
39,805,061.97
16,636.22
54,736,805.32
0.00
0.00
1,871.87
54,737,296.13
0.00
54,737,296.13
490.81
14,389,714.16
542,029.19
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
1,895,604.75
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distribution Amount
796,370.72
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distribution Amount
(7) Additional Servicing Fee and Transition Costs
0.00
40,717,941.23
0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
(9) Excess Collections to Certificateholders 11,327,379.43
Total Distribution
54,737,296.13
Distributions
Available Funds
Distribution Detail
Amount Paid Shortfall Amount Due
0.00 1,895,604.75 1,895,604.75
Total Servicing Fee
Total Trustee Fee
0.00 0.00 0.00
796,370.72 796,370.72 0.00 Monthly Interest Distributable Amount
thereof on Class A-1 Notes 41,372.95 0.00 41,372.95
thereof on Class A-2A Notes 162,000.00 0.00 162,000.00
thereof on Class A-2B Notes 108,233.44 0.00 108,233.44
thereof on Class A-3 Notes 319,764.33 0.00 319,764.33
thereof on Class A-4 Notes 165,000.00 0.00 165,000.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2A Notes 0.00 0.00 0.00
thereof on Class A-2B Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 796,370.72 796,370.72 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Regular Principal Distribution Amount 40,717,941.23 0.00 40,717,941.23
Principal Distribution Amount 40,717,941.23 40,717,941.23 0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2014-A
Collection Period Ended

Amounts in USD
30-Jun-2014
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
11,899,945.97
0.00
0.00
11,899,945.97
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
392.99
97.82
97.82
97.82
490.81
11,899,945.97
Notice to Investors

Investor Report
Mercedes-Benz Auto Lease Trust 2014-A
Collection Period Ended

Amounts in USD
30-Jun-2014
Pool Statistics
Securitization Value end of Collection Period
2,274,725,700.46 Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
93.87% Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
56,365
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
2,234,007,759.23
1,606,057.55
0.00
511,627.14
12,063,760.42
26,536,496.12
2,379,989,193.90
55,709
55,325
71.70%
1,759,458,761.00 1,727,201,467.35
6.80% 6.79%
20.42
14.09
Cumulative Turn-in Ratio
Aggregate Base Residual Value
10.25
24.30
Current As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.42%
132.22%

Investor Report
Mercedes-Benz Auto Lease Trust 2014-A
Collection Period Ended

Amounts in USD
30-Jun-2014
Delinquency Profile *
0.01% 116,660.60 91-120 Days Delinquent
55,242
64
16
2,781,415.26
2,230,509,273.72
600,409.65
100.00% 55,325 2,234,007,759.23
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage Number of Leases Amount **
99.84% Current
0.03%
0.12%
31-60 Days Delinquent
61-90 Days Delinquent
3
Credit Loss
Securitization Value of Defaulted Leases BOP
Current
Less Liquidation Proceeds
Less Recoveries
Current Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.010%
Residual Loss
Less sales proceeds and other payments received during
Collection Period
Current Residual Loss / (Gain)
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
72,811.73
242,587.39
1,417,803.32
(0.157%)
(3,736,817.92)
12,763,641.79
(1,210,291.54)
13,973,933.33
Current
1,218,437.04
126,554.55